Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 26,758	$ 17,661
Restricted cash (note 5)	2,547	2,196
Accounts receivable, net of allowance for doubtful accounts of $97 (2015 - $424)	6,154	6,814
Inventories (note 6)	4,618	4,401
Prepaid expenses and other assets	1,302	1,408
Deferred income tax assets (note 17)	460	469
Assets, Current	41,839	32,949
Property and equipment (note 7)	548	740
Intangible assets (note 8)	24,352	14,221
Goodwill	318	318
Assets	67,057	48,228
Current liabilities:
Accounts payable and accrued liabilities (note 9)	8,021	10,488
Current portion of long-term debt, net of unamortized debt issuance costs (note 10)	0	3,912
Current portion of deferred consideration (note 11)	2,815	2,619
Current portion of deferred revenue	182	188
Liabilities, Current	11,018	17,207
Long-term debt, net of unamortized debt issuance costs (note 10)	19,391	5,686
Deferred consideration (note 11)	0	2,478
Deferred revenue	2,381	2,647
Other long-term liabilities	243	274
Liabilities	33,033	28,292
Stockholders' equity:
Common stock Authorized - unlimited number without par value Issued and outstanding - 31,884,420 (2015 - 20,147,337) (note 12(b))	344,928	312,019
Additional paid-in capital	35,812	34,678
Deficit	(363,054)	(343,435)
Accumulated other comprehensive income	16,338	16,674
Stockholders' Equity Attributable to Parent	34,024	19,936
Liabilities and Equity	$ 67,057	$ 48,228